CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates & Joint ventures (Details) - ARS ($)
$ in Millions
		1 Months Ended		12 Months Ended
	Sep. 13, 2024	Sep. 30, 2024	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Gains (losses) on translation of foreign operations, net of tax				$ (4,181)
Total investments in associates and joint ventures				16,597	$ 63,273	$ 53,316
Earnings (loss) from associates and joint ventures				$ (13,994)	(5,014)	6,773
OPH
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Ownership interest in joint venture (in percentage)			50.00%	50.00%
Investments in joint ventures				$ 10,851	19,254
Earnings from Joint Ventures				(4,221)	1,016
Ver T.V
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Percentage of capital stock owned and voting rights	49.00%
Proportion of ownership interest in associate		49
Investments in associates					27,869
Earnings from associates				(8,760)	(4,707)	3,415
Teledifusora San Miguel Arcngel S.A.
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Proportion of ownership interest		49.90%
Gain (loss) on recognized		$ 3,317
Investments in associates					10,176
Earnings from associates				$ (190)	(2,191)	2,250
La Capital Cable S.A.
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Percentage of capital stock owned and voting rights				50.00%
Investments in associates				$ 5,746	5,974
Earnings from associates				394	$ 868	$ 1,108
Costs related to the sale of Ver TV
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Earnings from Joint Ventures				$ (1,217)